STATEMENTS OF CHANGES IN MEMBERS' EQUITY (DEFICIT) - MG Cleaners Llc [Member] - USD ($)	Total	Equity Deficit [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2014	$ (58,643)	$ 13,800	$ (72,443)
Member contributions	50,477	50,477	0
Member distributions	(450,795)	(450,795)	0
Net income	91,459	0	91,459
Balance at Dec. 31, 2015	(367,502)	(386,518)	19,016
Member contributions	71,898	71,898	0
Member distributions	(239,993)	(239,993)	0
Net income	178,015	0	178,015
Balance at Dec. 31, 2016	(357,582)	$ (554,613)	$ 197,031
Net income	70,209
Balance at Jun. 30, 2017	$ (373,798)